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                           BNY Hamilton Funds, Inc.

                        Supplement dated April 17, 2008
                                      To
         BNY Hamilton Money Market Funds Prospectus -- Classic Shares
         BNY Hamilton Money Market Funds Prospectus -- Premier Shares
         BNY Hamilton Money Market Funds Prospectus -- Hamilton Shares
          BNY Hamilton Money Market Funds Prospectus -- Agency Shares
      BNY Hamilton Money Market Funds Prospectus -- Institutional Shares
                           each dated April 30, 2007

   The following actions have taken place with respect to the specified BNY Hamilton Funds:

1. BNY Hamilton Money Fund

   On June 2, 2007, The Bank of New York Company, Inc., which is the parent company of The Bank of New York (the "Advisor"), the investment adviser to BNY Hamilton Funds, Inc. and each series thereof (the "BNY Hamilton Funds"), completed a merger with Mellon Financial Corporation to form The Bank of New York Mellon Corporation ("BNY Mellon"). As of the same date the Advisor became a wholly-owned subsidiary of BNY Mellon. Subsequently, the Advisor informed the Board of Directors of the BNY Hamilton Funds (the "Board") that it intended to formulate and present to the Board a plan that might recommend eliminating the BNY Hamilton Funds brand name and merging most of the existing BNY Hamilton Funds into funds in the Dreyfus or Mellon Private Wealth fund families. Both of these fund families are also part of the BNY Mellon asset management business.

   In connection with this initiative, on April 16, 2008 the Advisor recommended and the Board of Directors of the BNY Hamilton Money Fund (the "Fund") unanimously approved an Agreement and Plan of Reorganization (the "Agreement") pursuant to which your shares of the Fund will be exchanged for shares of total equal value in the Dreyfus Institutional Reserves Money Fund. The transaction is expected to be tax-free to you. The Fund's expense ratio will not increase at this time because the Advisor has undertaken as necessary to waive its fees and/or reimburse expense from the date of this supplement until two years following completion of the proposed transaction. The Dreyfus Institutional Reserves Money Fund will be managed by the same investment personnel using substantially the same investment program as the current Fund.

   To effect the proposed transaction, The Dreyfus Institutional Reserves Money Fund, a newly organized fund advised by The Dreyfus Corporation, a wholly-owned subsidiary of BNY Mellon, will acquire all of the assets and assume all of the liabilities of the Fund in exchange for shares of the Dreyfus Institutional Reserves Money Fund, which will be immediately distributed to Fund shareholders in complete liquidation of the Fund.

   The transaction is subject to the approval of the shareholders of the Fund and to the satisfaction of certain other conditions. Proxy materials relating to a special meeting of Fund shareholders are expected to be mailed to shareholders in late April, 2008, following the creation and registration of the Dreyfus Institutional Reserves Money Fund. If the Agreement is approved by Fund shareholders and certain other conditions required by the Agreement are satisfied, the transaction is expected to occur late in September 2008.

   In the meantime, there are no changes to the procedures for purchasing or redeeming Fund shares.

   The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the Dreyfus Institutional Reserves Money Fund, nor is it a solicitation of any proxy. Shareholders of record on the record date set by the Board of Directors will receive the combined prospectus and proxy statement relating to the Agreement (and containing important information about fees, expenses and risk considerations) once a registration statement relating to the proposed reorganization has been filed with the Securities and Exchange Commission and becomes effective.

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   The Prospectus of the Fund will be further supplemented or revised as material developments occur associated with the events contemplated above.

                  ******************************************

2. BNY Hamilton Treasury Money Fund

   On June 2, 2007, The Bank of New York Company, Inc., which is the parent company of The Bank of New York (the "Advisor"), the investment adviser to BNY Hamilton Funds, Inc. and each series thereof (the "BNY Hamilton Funds"), completed a merger with Mellon Financial Corporation to form The Bank of New York Mellon Corporation ("BNY Mellon"). As of the same date the Advisor became a wholly-owned subsidiary of BNY Mellon. Subsequently, the Advisor informed the Board of Directors of the BNY Hamilton Funds (the "Board") that it intended to formulate and present to the Board a plan that might recommend eliminating the BNY Hamilton Funds brand name and merging most of the existing BNY Hamilton Funds into funds in the Dreyfus or Mellon Private Wealth fund families. Both of these fund families are also part of the BNY Mellon asset management business.

   In connection with this initiative, on April 16, 2008, the Advisor recommended and the Board of Directors of the BNY Hamilton Treasury Money Fund (the "Fund") unanimously approved an Agreement and Plan of Reorganization (the "Agreement") pursuant to which your shares of the Fund will be exchanged for shares of total equal value in the Dreyfus Institutional Reserves Treasury Fund. The transaction is expected to be tax-free to you. The Fund's expense ratio will not increase at this time because the Advisor has undertaken as necessary to waive its fees and/or reimburse expense from the date of this supplement until two years following completion of the proposed transaction. The Dreyfus Institutional Reserves Treasury Fund will be managed by the same investment personnel using substantially the same investment program as the current Fund.

   To effect the proposed transaction, The Dreyfus Institutional Reserves Treasury Fund, a newly organized fund advised by The Dreyfus Corporation, a wholly-owned subsidiary of BNY Mellon, will acquire all of the assets and assume all of the liabilities of the Fund in exchange for shares of the Dreyfus Institutional Reserves Treasury Fund, which will be immediately distributed to Fund shareholders in complete liquidation of the Fund.

   The transaction is subject to the approval of the shareholders of the Fund and to the satisfaction of certain other conditions. Proxy materials relating to a special meeting of Fund shareholders are expected to be mailed to shareholders in late April, 2008, following the creation and registration of the Dreyfus Institutional Reserves Treasury Fund. If the Agreement is approved by Fund shareholders and certain other conditions required by the Agreement are satisfied, the transaction is expected to occur late in September 2008.

   In the meantime, there are no changes to the procedures for purchasing or redeeming Fund shares.

   The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the Dreyfus Institutional Reserves Treasury Fund, nor is it a solicitation of any proxy. Shareholders of record on the record date set by the Board of Directors will receive the combined prospectus and proxy statement relating to the Agreement (and containing important information about fees, expenses and risk considerations) once a registration statement relating to the proposed reorganization has been filed with the Securities and Exchange Commission and becomes effective.

   The Prospectus of the Fund will be further supplemented or revised as material developments occur associated with the events contemplated above.

                  ******************************************

3. BNY Hamilton New York AMT-Free Municipal Money Fund [Name Change Effective March 1]

   On June 2, 2007, The Bank of New York Company, Inc., which is the parent company of The Bank of New York (the "Advisor"), the investment adviser to BNY Hamilton Funds, Inc. and each series thereof (the

"BNY Hamilton Funds"), completed a merger with Mellon Financial Corporation to form The Bank of New York Mellon Corporation ("BNY Mellon"). As of the same date the Advisor became a wholly-owned subsidiary of BNY Mellon. Subsequently, the Advisor informed the Board of Directors of the BNY Hamilton Funds (the "Board") that it intended to formulate and present to the Board a plan that might recommend eliminating the BNY Hamilton Funds brand name and merging most of the existing BNY Hamilton Funds into funds in the Dreyfus or Mellon Private Wealth fund families. Both of these fund families are also part of the BNY Mellon asset management business.

   In connection with this initiative, on April 16, 2008, the Advisor recommended and the Board of Directors of the BNY Hamilton New York AMT-Free Municipal Money Fund (the "Fund") unanimously approved an Agreement and Plan of Reorganization (the "Agreement") pursuant to which your shares of the Fund will be exchanged for shares of total equal value in the Dreyfus New York AMT-Free Municipal Cash Management Fund. The transaction is expected to be tax-free to you. The Fund's expense ratio will not increase at this time because the Advisor has undertaken as necessary to waive its fees and/or reimburse expense from the date of this supplement until two years following completion of the proposed transaction. The Dreyfus New York AMT-Free Municipal Cash Management Fund will be managed by the same investment personnel using substantially the same investment program as the current Fund.

   To effect the proposed transaction, The Dreyfus New York AMT-Free Municipal Cash Management Fund, a newly organized fund advised by The Dreyfus Corporation, a wholly-owned subsidiary of BNY Mellon, will acquire all of the assets and assume all of the liabilities of the Fund in exchange for shares of the Dreyfus New York AMT-Free Municipal Cash Management Fund, which will be immediately distributed to Fund shareholders in complete liquidation of the Fund.

   The transaction is subject to the approval of the shareholders of the Fund and to the satisfaction of certain other conditions. Proxy materials relating to a special meeting of Fund shareholders are expected to be mailed to shareholders in late April, 2008, following the creation and registration of the Dreyfus New York AMT-Free Municipal Cash Management Fund. If the Agreement is approved by Fund shareholders and certain other conditions required by the Agreement are satisfied, the transaction is expected to occur late in September 2008.

   In the meantime, there are no changes to the procedures for purchasing or redeeming Fund shares.

   The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the Dreyfus New York AMT-Free Municipal Cash Management Fund, nor is it a solicitation of any proxy. Shareholders of record on the record date set by the Board of Directors will receive the combined prospectus and proxy statement relating to the Agreement (and containing important information about fees, expenses and risk considerations) once a registration statement relating to the proposed reorganization has been filed with the Securities and Exchange Commission and becomes effective.

   The Prospectus of the Fund will be further supplemented or revised as material developments occur associated with the events contemplated above.

                  ******************************************

4. BNY Hamilton U.S. Government Money Fund

   On June 2, 2007, The Bank of New York Company, Inc., which is the parent company of The Bank of New York (the "Advisor"), the investment adviser to BNY Hamilton Funds, Inc. and each series thereof (the "BNY Hamilton Funds"), completed a merger with Mellon Financial Corporation to form The Bank of New York Mellon Corporation ("BNY Mellon"). As of the same date the Advisor became a wholly-owned subsidiary of BNY Mellon. Subsequently, the Advisor informed the Board of Directors of the BNY Hamilton Funds (the "Board") that it intended to formulate and present to the Board a plan that might recommend eliminating the BNY Hamilton Funds brand name and merging most of the existing BNY Hamilton Funds into funds in the Dreyfus or Mellon Private Wealth fund families. Both of these fund families are also part of the BNY Mellon asset management business.

   In connection with this initiative, on April 16, 2008, the Advisor recommended and the Board of Directors of the BNY Hamilton U.S. Government Money Fund (the "Fund") unanimously approved an Agreement and Plan of Reorganization (the "Agreement") pursuant to which your shares of the Fund will be exchanged for shares of total equal value in the Dreyfus Institutional Reserves Government Fund. The transaction is expected to be tax-free to you. The Fund's expense ratio will not increase at this time because the Advisor has undertaken as necessary to waive its fees and/or reimburse expense from the date of this supplement until two years following completion of the proposed transaction. The Dreyfus Institutional Reserves Government Fund will be managed by the same investment personnel using substantially the same investment program as the current Fund.

   To effect the proposed transaction, The Dreyfus Institutional Reserves Government Fund, a newly organized fund advised by The Dreyfus Corporation, a wholly-owned subsidiary of BNY Mellon, will acquire all of the assets and assume all of the liabilities of the Fund in exchange for shares of the Dreyfus Institutional Reserves Government Fund, which will be immediately distributed to Fund shareholders in complete liquidation of the Fund.

   The transaction is subject to the approval of the shareholders of the Fund and to the satisfaction of certain other conditions. Proxy materials relating to a special meeting of Fund shareholders are expected to be mailed to shareholders in late April, 2008, following the creation and registration of the Dreyfus Institutional Reserves Government Fund. If the Agreement is approved by Fund shareholders and certain other conditions required by the Agreement are satisfied, the transaction is expected to occur late in September 2008.

   In the meantime, there are no changes to the procedures for purchasing or redeeming Fund shares.

   The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the Dreyfus Institutional Reserves Government Fund, nor is it a solicitation of any proxy. Shareholders of record on the record date set by the Board of Directors will receive the combined prospectus and proxy statement relating to the Agreement (and containing important information about fees, expenses and risk considerations) once a registration statement relating to the proposed reorganization has been filed with the Securities and Exchange Commission and becomes effective.

   The Prospectus of the Fund will be further supplemented or revised as material developments occur associated with the events contemplated above.

                  ******************************************

5. BNY Hamilton 100% U.S. Treasury Securities Money Fund

   On June 2, 2007, The Bank of New York Company, Inc., which is the parent company of The Bank of New York (the "Advisor"), the investment adviser to BNY Hamilton Funds, Inc. and each series thereof (the "BNY Hamilton Funds"), completed a merger with Mellon Financial Corporation to form The Bank of New York Mellon Corporation ("BNY Mellon"). As of the same date the Advisor became a wholly-owned subsidiary of BNY Mellon. Subsequently, the Advisor informed the Board of Directors of the BNY Hamilton Funds (the "Board") that it intended to formulate and present to the Board a plan that might recommend eliminating the BNY Hamilton Funds brand name and merging most of the existing BNY Hamilton Funds into funds in the Dreyfus or Mellon Private Wealth fund families. Both of these fund families are also part of the BNY Mellon asset management business.

   In connection with this initiative, on April 16, 2008, the Advisor recommended and the Board of Directors of the BNY Hamilton 100% U.S. Treasury Securities Money Fund (the "Fund") unanimously approved an Agreement and Plan of Reorganization (the "Agreement") pursuant to which your shares of the Fund will be exchanged for shares of total equal value in the Dreyfus Institutional Reserves Treasury Prime Fund. The transaction is expected to be tax-free to you. The Fund's expense ratio will not increase at this time because the Advisor has undertaken as necessary to waive its fees and/or reimburse expense from the date of this supplement until two years following completion of the proposed transaction. The Dreyfus Institutional Reserves Treasury Prime Fund will be managed by the same investment personnel using substantially the same investment program as the current Fund.

   To effect the proposed transaction, The Dreyfus Institutional Reserves Treasury Prime Fund, a newly organized fund advised by The Dreyfus Corporation, a wholly-owned subsidiary of BNY Mellon, will acquire all of the assets and assume all of the liabilities of the Fund in exchange for shares of the Dreyfus Institutional Reserves Treasury Prime Fund, which will be immediately distributed to Fund shareholders in complete liquidation of the Fund.

   The transaction is subject to the approval of the shareholders of the Fund and to the satisfaction of certain other conditions. Proxy materials relating to a special meeting of Fund shareholders are expected to be mailed to shareholders in late April, 2008, following the creation and registration of the Dreyfus Institutional Reserves Treasury Prime Fund. If the Agreement is approved by Fund shareholders and certain other conditions required by the Agreement are satisfied, the transaction is expected to occur late in September 2008.

   In the meantime, there are no changes to the procedures for purchasing or redeeming Fund shares.

   The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the Dreyfus Institutional Reserves Treasury Prime Fund, nor is it a solicitation of any proxy. Shareholders of record on the record date set by the Board of Directors will receive the combined prospectus and proxy statement relating to the Agreement (and containing important information about fees, expenses and risk considerations) once a registration statement relating to the proposed reorganization has been filed with the Securities and Exchange Commission and becomes effective.

   The Prospectus of the Fund will be further supplemented or revised as material developments occur associated with the events contemplated above.